Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Profit or loss [abstract]
Sales of goods and services rendered	$ 793,239	$ 933,178		$ 869,235
Cost of goods sold and services rendered	(609,965)	(766,727)		(678,581)
Initial recognition and changes in fair value of biological assets and agricultural produce	16,195	63,220		125,456
Changes in net realizable value of agricultural produce after harvest	(909)	8,852		(5,841)
Margin on manufacturing and agricultural activities before operating expenses	198,560	238,523		310,269
General and administrative expenses	(56,080)	(57,299)		(50,750)
Selling expenses	(90,215)	(95,399)		(80,673)
Other operating income, net	104,232	43,763		5,752
Profit from operations	156,497	129,588		184,598
Finance income	8,581	11,744		7,957
Finance costs	(271,263)	(131,349)		(165,380)
Other financial results - Net gain of inflation effects on the monetary items	81,928	0	[2]	0	[2]
Financial results, net	(180,754)	(119,605)		(157,423)
(Loss) / Profit before income tax	(24,257)	9,983		27,175
Income tax benefit / (expense)	1,024	4,992		(12,899)
(Loss) / Profit for the year	(23,233)	14,975	[2],[3]	14,276	[2],[3]
Attributable to:
Equity holders of the parent	(24,622)	13,198		11,568
Non-controlling interest	$ 1,389	$ 1,777		$ 2,708
(Loss) / Earnings per share from operations attributable to the equity holders of the parent during the year:
Basic earnings per share	$ (0.211)	$ 0.109		$ 0.095
Diluted earnings per share	$ (0.211)	$ 0.108		$ 0.094

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[3]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.